NUVEEN CREDIT INCOME FUND

SUPPLEMENT DATED AUGUST 17, 2020

TO THE PROSPECTUS DATED JULY 7, 2020

Brenda Langenfeld has been named a portfolio manager of Nuveen Credit Income Fund. Anders Persson, Jean Lin, Karina Bubeck and Aashh Parekh will continue to serve as portfolio managers of the fund, and William Martin will continue to serve as a portfolio manager of the fund until December 31, 2020.

Brenda A. Langenfeld, CFA, entered the financial services industry in 2004. She joined Nuveen Asset Management, LLC (“NAM”) as a Vice President and Portfolio Manager in 2011. She was named Co-Portfolio Manager of NAM’s Preferred Securities strategy in January 2012 and Co-Portfolio Manager of NAM’s Real Asset Income strategy in April 2015. She was named Senior Vice President in March 2017 and Managing Director in March 2019.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-FHIP-0820P

NUVEEN SMALL CAP VALUE FUND

SUPPLEMENT DATED AUGUST 17, 2020

TO THE PROSPECTUS DATED FEBRUARY 28, 2020

Effective October 1, 2020, Andrew O. Rem will no longer serve as a portfolio manager of Nuveen Small Cap Value Fund. Karen L. Bowie and David F. Johnson will continue to serve as portfolio managers of the fund.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-SCVP-0820P

NUVEEN STRATEGIC INCOME FUND

SUPPLEMENT DATED AUGUST 17, 2020

TO THE PROSPECTUS DATED OCTOBER 31, 2019

Effective December 31, 2020, William Martin will no longer serve as a portfolio manager of Nuveen Strategic Income Fund. Douglas Baker, Kevin Lorenz, Katherine Renfrew and Nicholas Travaglino will continue to serve as portfolio managers of the fund.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-STRINCP-0820P

NUVEEN CREDIT INCOME FUND

SUPPLEMENT DATED AUGUST 17, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 7, 2020

Brenda A. Langenfeld, CFA, has been named a portfolio manager of Nuveen Credit Income Fund. Anders Persson, Jean Lin, Karina Bubeck and Aashh Parekh will continue to serve as portfolio managers of the fund, and William Martin will continue to serve as a portfolio manager of the fund until December 31, 2020.

The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Brenda Langenfeld**	Registered Investment Companies	7	$7,617.2	0	$0
	Other Pooled Investment Vehicles	1	$28.5	0	$0
	Other Accounts	825	$2,063.8	0	$0

**	Began serving as a Portfolio Manager on August 17, 2020. Information provided is as of March 31, 2020.

The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed

Brenda Langenfeld**	A

**	Began serving as a Portfolio Manager on August 17, 2020. Information provided is as of June 30, 2020.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FHISAI-0820P

NUVEEN SMALL CAP VALUE FUND

SUPPLEMENT DATED AUGUST 17, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2020

Effective October 1, 2020, Andrew O. Rem will no longer serve as a portfolio manager of Nuveen Small Cap Value Fund. Karen L. Bowie and David F. Johnson will continue to serve as portfolio managers of the fund.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SCVSAI-0820P

NUVEEN STRATEGIC INCOME FUND

SUPPLEMENT DATED AUGUST 17, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 31, 2019

Effective December 31, 2020, William Martin will no longer serve as a portfolio manager of Nuveen Strategic Income Fund. Douglas Baker, Kevin Lorenz, Katherine Renfrew and Nicholas Travaglino will continue to serve as portfolio managers of the fund.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-STRISAI-0820P